Fair Value Measurements - Assets Classified as Level 3 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	$ 34	$ 50
Purchases	0	15
Credit loss valuation allowance included in income (loss) from equity method and other investments	(1)	(19)
Reclassification of forward contract liability to credit valuation allowance upon funding of commitment	0	(9)
Unrealized (loss) gain on available-for-sale securities included in other comprehensive income	0	(2)
Accrued interest income	0	11
Accrued interest collected	(3)	(11)
Foreign currency translation (losses) gain included in other comprehensive income	3	(1)
Conversion of available-for-sale securities to equity method investment (Note 13)	(33)	0
Balance at end of period	$ 0	$ 34